Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000005793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,543	$ 10,433	$ 11,107	$ 11,326	$ 11,561	$ 15,557	$ 13,919	$ 13,895	$ 15,167	$ 16,721
C000005790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000172904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,543	10,444	11,127	11,356	11,595	15,623	13,982	13,978	15,263	16,847
C000005794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,486	10,306	10,907	11,060	11,218	15,009	13,343	13,243	14,355	15,737
FTSE World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Index
Accumulated Value	10,000		9,579	11,081	12,678	13,402	12,837	18,864	18,147	18,757	22,249	24,995
Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Reference Benchmark
Accumulated Value	$ 10,000		$ 10,024	$ 10,844	$ 11,847	$ 12,440	$ 12,599	$ 15,928	$ 14,897	$ 15,149	$ 16,551	$ 18,338